RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises

	2019	2018
Cost		(restated,
		note 1(b))
Balance at beginning of year	$249.0	$239.2
Additions financed with lease obligations	27.5	14.1
Retirement and other	(4.9)	(4.3)
Balance at end of year	271.6	249.0

Accumulated depreciation
Balance at beginning of year	158.4	130.3
Depreciation	32.5	32.5
Retirement and other	(4.8)	(4.4)
Balance at end of year	186.1	158.4

Net carrying amount	$85.5	$90.6